Note 23 - Fair Value of Financial Instruments - Schedule of Fair Value Measurement Inputs Level 1 (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	€ 21,989	€ 13,578	€ 11,142	€ 6,681
Short-term investment		1,000
Liabilities:
Short-term borrowings	1,629	2,814
Long-Term Debt	600	802
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	21,989	13,578
Short-term investment		1,000
Liabilities:
Short-term borrowings	1,629	2,814
Long-Term Debt	599	802
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Investor Warrants	3,921	4,205
Placement Agent Warrants		€ 172